Prepaid Expenses (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012
Details
Prepaid legal fees	$ 30,000	$ 50,000
Prepaid Rent	300	1,250
Prepaid Insurance	837
Prepaid security deposits	$ 10,361